CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data	Total USD ($)	Total CNY	Ordinary shares USD ($)	Ordinary shares CNY	Additional paid-in capital USD ($)	Additional paid-in capital CNY	Statutory reserves USD ($)	Statutory reserves CNY	Retained earnings USD ($)	Retained earnings CNY	Accumulated other comprehensive income (loss) USD ($)	Accumulated other comprehensive income (loss) CNY
Beginning Balance at Dec. 31, 2011		4,303,615		315		3,996,418		174,456		132,426		0
Beginning Balance (in shares) at Dec. 31, 2011				422,395,432
Exercise of stock options and vesting of restricted stock units		0		1		(1)		0		0		0
Exercise of stock options and vesting of restricted stock units (in shares)				1,090,610
Settlement of stock options exercised with shares held by depository bank				(1,090,610)
Share-based compensation		7,782		0		7,782		0		0		0
Shares issued to depository bank				1,000,000
Net loss for the year		(1,562,859)		0		0		0		(1,562,859)		0
Other comprehensive income (loss)		(1,219)		0		0		0		0		(1,219)
Ending Balance at Dec. 31, 2012		2,747,319		316		4,004,199		174,456		(1,430,433)		(1,219)
Ending Balance (in shares) at Dec. 31, 2012				423,395,432
Exercise of stock options and vesting of restricted stock units		0		1		(1)		0		0		0
Exercise of stock options and vesting of restricted stock units (in shares)				757,495
Settlement of stock options exercised with shares held by depository bank				(757,495)
Share-based compensation		2,660		0		2,660		0		0		0
Shares issued to depository bank		871,095		1,000,000
Net proceeds from issuance of ordinary shares to public		15,293		4		15,289		0		0
Net proceeds from issuance of ordinary shares to public,(in shares)				7,130,000
Net loss for the year		(874,090)		0		0		0		(874,090)		0
Other comprehensive income (loss)		(811)		0		0		0		0		(811)
Ending Balance at Dec. 31, 2013		1,890,371		321		4,022,147		174,456		(2,304,523)		(2,030)
Ending Balance (in shares) at Dec. 31, 2013		431,525,432		431,525,432
Exercise of stock options and vesting of restricted stock units		0		0		0		0		0		0
Exercise of stock options and vesting of restricted stock units (in shares)				404,955
Settlement of restricted stock units vested with shares held by depository bank				(404,955)
Share-based compensation		2,418		0		2,418		0		0		0
Shares issued to depository bank	437,355
Net proceeds from issuance of ordinary shares to public		103,234		16		103,218		0		0		0
Net proceeds from issuance of ordinary shares to public,(in shares)				26,454,830
Net loss for the year	(101,010)	(626,733)		0		0		0		(626,733)		0
Other comprehensive income (loss)	1,160	7,195		0		0		0		0		7,195
Ending Balance at Dec. 31, 2014	$ 221,848	1,376,485	$ 54	337	$ 665,278	4,127,783	$ 28,117	174,456	$ (472,433)	(2,931,256)	$ 832	5,165
Ending Balance (in shares) at Dec. 31, 2014	457,980,262		457,980,262